Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared under the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.
Use of Estimates
Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation

The Plan’s investments are reported at fair value, except for the fully benefit-responsive investment contracts, which are reported at contract value. Fair value measurement guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and sets out a fair value hierarchy intended to disclose information about the relative reliability of fair value measurements, with the highest priority being unadjusted quoted prices in active markets for identical assets or liabilities.

In some cases, a valuation approach used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The Plan recognizes transfers into and out of fair value hierarchy levels at the beginning of the period.

The following are descriptions of the valuation methods and assumptions used by the Plan to estimate the fair values of investments held by the Plan.

Registered investment companies (mutual funds), Company Stock, common stock and preferred stock: Investments in shares of registered investment companies are valued at quoted market prices in active markets (Level 1 inputs), which represent the net asset value of such shares at year-end. Investments in shares of actively traded money market mutual funds are stated at the net asset value of such shares held at year-end (Level 1 inputs). Company Stock and other publicly traded common stock are valued at their quoted market price in active markets (Level 1 inputs). Certain common stock and preferred stock are valued using significant unobservable inputs (Level 3 inputs).

Collective trust funds: The fair values of participation units held in collective trust funds are based on the net asset value per unit share reported by the fund manager as of the financial statement dates and on recent transaction prices (Level 2 inputs). Each collective trust fund provides for daily redemptions reported at net asset value per unit share, with no advance notice requirement.

The following is a description of the valuation methods and assumptions used by the Plan to report the contract value of the fully benefit-responsive synthetic guaranteed investment contracts held by the Plan.

Investment contracts (wrapper contracts): The Managed Income Fund holds fully benefit-responsive investment contracts (wrapper contracts) (see Note 7) with various insurance companies and financial institutions in order to provide Participants with a stable, fixed-rate of return on investments and protection of principal from changes in market interest rates. The crediting interest rate resets monthly and is based on an agreed upon formula with the issuers but cannot be less than zero. The key factors that influence future rates could include the following: the level of market interest rates, the difference between the fully benefit-responsive investment contracts' book and market values, the amount and timing of Participant contributions, transfers and withdrawals into/out of the fully benefit-responsive investment contracts, and the duration of the underlying investments backing the fully benefit-responsive investment contracts.

The Managed Income Fund is comprised of synthetic guaranteed investment contracts, each of which is valued at contract value. Each synthetic guaranteed investment contract consists of a wrapper contract and the underlying investments of the wrapper contract are primarily debt securities. The underlying investments in the Managed Income Fund include U.S. Treasury notes, asset-backed and mortgage-backed securities, corporate bonds, government agency notes and interest-
bearing cash. The contracts are unallocated in nature and are fully benefit-responsive. Therefore, net assets available for benefits reflects the contract value of the Managed Income Fund. There are no reserves against contract values (which represent contributions made under the contract, plus earnings, less withdrawals and administrative expenses) for credit risk of the contract issuer or otherwise. Wrapper contracts provide the Managed Income Fund with the ability to use contract value accounting to maintain a constant $1.00 unit price. Wrapper contracts also provide for the payment of participant-directed withdrawals and exchanges at contract value (principal and interest accrued to date) during the term of the wrapper contracts. However, withdrawals prompted by certain events (e.g., layoffs, retirement during specified early retirement window periods, spin-offs, sale of a division, facility closings, plan terminations, partial plan terminations, changes in law or regulation, material breach of contract responsibilities, loss of the Plan’s qualified status, etc.) may be paid at fair value which may be less than contract value. Currently, management believes that the occurrence of an event that would cause the Plan to be paid at less than contract value is not probable. A contract issuer may terminate a wrapper contract at any time; however, if the fair value of the contract is less than the contract value, the contract issuer can either hold the contract until the fair value and contract value are equal or make up the difference between the two. If the funds in the wrapper contracts are needed for benefit payments prior to contract maturity, they may be withdrawn without penalty.

Investment Income Recognition

Purchases and sales of investment securities are recorded on the trade date. Gains or losses on sales of investment securities are determined using the average cost method of the securities. The carrying amounts of securities held in Participants’ accounts are adjusted daily. Unrealized appreciation or depreciation is recorded to recognize changes in fair value. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Payment of Benefits	Payment of Benefits Benefits distributed to Participants are recorded when paid.
Participant Loans
Participant Loans

Participant loans are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, and the loans are collateralized by the Participants’ account balances in the Plan. In general, repayments of principal and interest are received through payroll deductions or direct payment to the Trustee.